Taxation (Tables)	12 Months Ended
Dec. 31, 2017
Income Taxes [Abstract]
Disclosure of major components of tax expense (income)
The details of the provision for the Group’s consolidated income tax are as follows:

	2017	2016	2015
Current income tax	(13,425)	(21,505)	(2,163)
Deferred income tax	19,493	12,118	10,117
Income tax benefit / (expense)	6,068	(9,387)	7,954

Disclosure of applicable tax rate by tax jurisdiction
The statutory tax rate in the countries where the Group operates for all of the years presented are:

Tax Jurisdiction	Income Tax Rate
Argentina(i)	35%
Brazil	34%
Uruguay	25%
Spain	25%
Luxembourg	26%

(i) During 2017, the Argentine Government introduced changes in the income tax. The income tax rate will be reduced to 30% for the years 2018 and 2019, and to 25% from 2020 onwards. A new tax on dividends is created with a rate of 7% for the years 2018 and 2019, and 13% from 2020 onwards.

Disclosure of temporary difference, unused tax losses and unused tax credits
Deferred tax assets and liabilities of the Group as of December 31, 2017 and 2016, without taking into consideration the offsetting of balances within the same tax jurisdiction, will be recovered or settled as follows:

	2017	2016
Deferred income tax asset to be recovered after more than 12 months	109,830	96,822
Deferred income tax asset to be recovered within 12 months	20,191	17,504
Deferred income tax assets	130,021	114,326

Deferred income tax liability to be settled after more than 12 months	(90,951)	(86,573)
Deferred income tax liability to be settled within 12 months	(6,090)	(3,856)
Deferred income tax liability	(97,041)	(90,429)
Deferred income tax assets, net	32,980	23,897
The movement in the deferred income tax assets and liabilities during the year, without taking into consideration the offsetting of balances within the same tax jurisdiction, is as follows:

Deferred income tax liabilities	Property, plant and equipment	Biological assets	Others	Total
At January 1, 2016	55,964	15,963	—	71,927
Charged / (credited) to the statement of income	3,380	(2,752)	16,787	17,415
Exchange differences	(512)	911	688	1,087
At December 31, 2016	58,832	14,122	17,475	90,429
Charged / (credited) to the statement of income	23,249	3,707	(15,583)	11,373
Exchange differences	(4,437)	(1,057)	733	(4,761)
At December 31, 2017	77,644	16,772	2,625	97,041

Deferred income tax assets	Provisions	Tax loss carry forwards	Equity-settled share-based compensation	Biological assets	Others	Total
At January 1, 2016	1,789	107,191	5,620	1,727	8,708	125,035
Charged/(credited) to the statement of income	353	31,074	20	(2,063)	149	29,533
Tax charge relating to cash flow hedge	—	(52,282)	—	—	—	(52,282)
Exchange differences	289	11,135		336	280	12,040
At December 31, 2016	2,431	97,118	5,640	—	9,137	114,326
(Credited) / charged to the statement of income	(705)	11,907	41	—	19,623	30,866
Tax charge relating to cash flow hedge	—	(8,715)	—	—	—	(8,715)
Exchange differences	757	(4,193)	—	—	(3,020)	(6,456)
At December 31, 2017	2,483	96,117	5,681	—	25,740	130,021
The gross movement on the deferred income tax account is as follows:

	2017	2016
Beginning of year	23,897	53,108
Exchange differences	(1,695)	10,953
Tax (charge) relating to cash flow hedge (i)	(8,715)	(52,282)
Income tax benefit	19,493	12,118
End of year	32,980	23,897

(i) Relates to the gain or loss before income tax of cash flow hedge recognized in other comprehensive income amounting to US$ (565) for the year ended December 31, 2017 (2016: US$ (67,683)); net of the reclassification from Equity to Income Statements of US$ (20,758) for the year ended December 31, 2017 (2016: US$ (85,214))

Disclosure of tax loss carryforwards
As of December 31, 2017, the Group’s tax loss carry forwards and their corresponding jurisdictions are as follows:

Jurisdiction	Tax loss carry forward	Expiration period
Argentina	80,988	5 years
Brazil	195,894	No expiration date.
Uruguay	3,394	5 years
Luxembourg	29,212	No expiration date.

Disclosure of reconciliation of accounting profit multiplied by applicable tax rate and average effective tax rate
The tax on the Group’s profit before income tax differs from the theoretical amount that would arise using the weighted average tax rate applicable to profits of the consolidated entities as follows:

	2017	2016	2015
Tax calculated at the tax rates applicable to profits in the respective countries	(1,937)	(3,644)	3,842
Non-deductible items	(1,406)	(3,304)	(133)
Non-deductible items – changes in estimates on previous year	—	(1,182)	—
Effect of the changes in the statutory income tax rate in Argentina	1,781	—	—
Unused tax losses	(2,265)	—	—
Tax losses where no deferred tax asset was recognized	(29)	(569)	(317)
Non-taxable income	2,437	—	4,625
Previously unrecognised tax losses now recouped to reduce tax expenses	7,595	—	—
Others	(108)	(688)	(63)
Income tax benefit / (expense)	6,068	(9,387)	7,954